SHARE- BASED COMPENSATION (Schedule of Assumptions Used to Value Options) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)
Subsidiaries Employees Consultants and Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	33.00%	35.00%	42.00%
Risk-free interest rate (%)	0.97%	1.90%	1.89%
Suboptimal factor	1.8	1.8	1.8
Post-vesting forfeiture rate (%)	5.00%	5.00%	5.00%
Bottom of range [Member] | Subsidiaries Employees Consultants and Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	48.00%	50.00%
Risk-free interest rate (%)	0.11%	1.96%
Suboptimal factor	1.8	1.8
Post-vesting forfeiture rate (%)	5.00%	8.00%
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	34.00%	42.00%	43.00%
Risk-free interest rate (%)	1.51%	2.93%	2.42%
Suboptimal factor	2	2	2
Post-vesting forfeiture rate (%)	10.00%	10.00%	10.00%
Top of range [Member] | Subsidiaries Employees Consultants and Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	72.00%	56.00%
Risk-free interest rate (%)	2.03%	2.34%
Suboptimal factor	2	2
Post-vesting forfeiture rate (%)	10.00%	10.00%